Shareholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Common Stock Issuance

The Company’s common stock issuances for the years ended December 31, 2016 and 2015 are as follows:

Common Stock
Balance, December 31, 2014	752,701
Share price conversion adjustment	365,895
Conversion of preferred stock to common stock and payment of preferred dividend with common stock	224,920
Issuance of common stock for professional services	25,556
Share-based compensation	3,203
Issuance of common stock under Associate Stock Purchase Plan	7,378
Warrant exercises	126,605
Shares issued to Lincoln Park Capital Fund under Equity Line Agreement	52,449
Issuance of restricted common stock to Associates, net of forfeitures	3,733
Director equity exchange agreement	(17,014)
Balance, December 31, 2015	1,545,426
Conversion of preferred stock to common stock and payment of preferred dividend with common stock	7,290
Issuance of common stock for professional services and fees	69,256
March 2016 equity offering	189,733
Share-based compensation	21,898
Issuance of common stock under Associate Stock Purchase Plan	13,452
Warrant exercises	256,337
Balance, December 31, 2016	2,103,392

Summary of Warrant Activity

The Company’s warrant activity for the years ended December 31, 2016 and 2015 consisted of the following:

	Number of Shares Issuable Under Warrants	Weighted Avg. Exercise Price	Weighted Remaining Life (Years)
Balance, December 31, 2014	395,720	$46.32	4.57
Issued	880,006	8.90
Exercised	(126,610)	9.89
Balance, December 31, 2015	1,149,116	16.47	3.98
Issued	2,088,365	8.24
Exercised	(341,796)	6.90
Balance, December 31, 2016	2,895,685	11.60	4.23

Schedule of Warrant and Conversion Feature Liabilities

As of December 31, 2016 and 2015, the Company’s warrant and conversion feature liabilities consisted of the following:

			Balance as of
Counterparty	Shares Issuable	Current Exercise Price	December 31, 2016	December 31, 2015
			(In thousands)
Former senior lender	-	$-	$-	$537
Mr. Davis	-	-	-	45
Series A, B and C preferred shareholders	398,527	7.41	1,164	2,175
Lincoln Park Capital Fund	76,933	7.41	234	43
Lender of October 2016 notes payable	3,333	7.41	10	-
June 9, 2016 Investors	133,333	7.41	406	-
Convertible noteholders(1)	879,993	8.33	7,369	-
Messrs. Hanson and Davis	22,223	7.41	64	-
Sutter Securities Incorporated	1,875	8.33	5	-
Trooien Capital, LLC	333,333	8.33	968	-
Craft Capital Management LLC	601	8.33	2	-
Warrant and conversion feature liability			10,222	2,800
Less: current portion of warrant and conversion feature liability			(2,870)	-
WARRANT LIABILITY			$7,352	$2,800

(1)    Shares issuable includes only warrants issued in connection with convertible notes.

Warrants that contain anti-dilution price protection are carried as liabilities on the consolidated balance sheets until they are either exercised or no longer subject to anti-dilution protection, after which the value of the warrants is reclassified to additional paid-in capital. The fair value of warrants is determined at the issuance date, and each quarter for warrants recognized as liabilities and carried at fair value, using the Black-Scholes option pricing model using the following significant assumptions, or a Monte Carlo simulation, depending on the instrument.

Summary of Assumptions used to Determine Fair Value of Warrants

The fair value of the warrants issued was determined using a Monte Carlo simulation or the Black-Scholes option pricing model. For the warrants valued using the Black-Scholes option pricing model, the following assumptions were used for the periods presented:

Year Ended
	December 31, 2016	December 31, 2015

Stock price	$6.08 to $16.88	$9.00 to $25.20
Exercise price	$7.41 to $10.35	$7.41 to $30.38
Expected term	2.5 to 5.0 years	1.0 to 5.0 years
Expected dividend	0%	0%
Volatility	51% to 91%	27% to 96%
Risk-free interest rate	0.71% to 2.07%	0.25% to 1.37%